Consolidated Statements of Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 1,444,783	$ 1,417,754
Inventories	274,142	260,668
Trade and other receivables	29,089	42,557
Prepaid expenses and other assets	49,552	23,456
Receivable from related party	1,367,586	979,544
Current assets	3,165,152	2,723,979
Non-current assets
Property, plant and equipment	7,346,972	6,417,031
Inventories	43,379	20,783
Deferred income tax assets	473,742	296,399
Receivable from related party and other financial assets	1,804,074	3,002,019
Non-current assets	9,668,167	9,736,232
Total assets	12,833,319	12,460,211
Current liabilities
Trade and other payables	435,869	253,405
Deferred revenue	67,598	36,702
Current liabilities	503,467	290,107
Non-current liabilities
Borrowings and other financial liabilities	4,159,119	4,139,143
Deferred income tax liabilities	25,788	8,072
Decommissioning obligations	125,721	118,903
Non-current liabilities	4,310,628	4,266,118
Total liabilities	4,814,095	4,556,225
Equity
Share capital	11,432,122	11,432,122
Contributed surplus	1,558,102	1,557,913
Accumulated other comprehensive income (loss)	3,719	(402)
Deficit	(4,081,508)	(4,262,755)
Equity attributable to owners of Turquoise Hill	8,912,435	8,726,878
Attributable to non-controlling interests	(893,211)	(822,892)
Total equity	8,019,224	7,903,986
Total liabilities and equity	$ 12,833,319	$ 12,460,211